Stock Plans, Share-Based Payments and Warrants - Summary of Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding at beginning of year	2,472,234	2,410,134	2,294,714
Shares, Options granted	2,496,848	352,519	237,315
Options forfeited or expired		(290,419)	(121,895)
Shares, Outstanding at end of year		2,472,234	2,410,134
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.96	$ 1.28	$ 2.14
Weighted Average Exercise Price, Options granted		0.50	0.64
Weighted Average Exercise Price, Options forfeited or expired		2.45	3.27
Weighted Average Exercise Price, Outstanding at end of year		$ 0.96	$ 1.28